OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 9,497,061		¥ 6,412,134
Freight payables	1,110,279		1,359,813
Liabilities in the Trusts	668,083
Accrued utilities, rentals and interest	555,534		629,977
Value-added tax and other tax payables	513,586		329,078
Payables for investments	295,647
Commission payables	262,222		13,587
Accrued warranty cost	261,268		221,699
Customs duties	98,363		147,759
Accrued professional service fees	55,795		34,110
Contracted labor fees	28,323		20,015
Insurance premium payables	6,780		1,853
Others	83,961		44,359
Total	¥ 13,436,902	$ 1,892,546	¥ 9,214,384